Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Janus Aspen Series
Entity Central Index Key	0000906185
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000028716 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson VIT Balanced Portfolio
Class Name	Service Shares
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson VIT Balanced Portfolio (the "Portfolio”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at janushenderson.com/VIT. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/VIT
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson VIT Balanced Portfolio (Service Shares)	$93	0.87%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]
What impacted Portfolio performance over the reporting period?
For the 12-month period ended December 31, 2025, the Janus Henderson VIT Balanced Portfolio Service Shares returned 14.84%. Its broad-based benchmarks, the S&P 500® Index, and the Bloomberg U.S. Aggregate Bond Index returned 17.88% and 7.30%, respectively. Its additional benchmark, the Balanced Index, returned 13.70%.
TOP CONTRIBUTORS TO PERFORMANCE
As equities outgained bonds, asset allocation positioning benefited relative performance versus the Balanced Index, with an overweight to equities and corresponding underweight to fixed income.
Relative to the S&P 500® Index, the portfolio’s equity allocation was overweight growthier sectors that outperformed the broader market, and underweight the consumer staples and real estate sectors, which lagged. Positive stock selection in financials, particularly in investment bank and wealth management holdings, also helped relative performance.
In the fixed income portion of the portfolio, security selection within investment-grade corporates and overweight allocations to non-agency mortgages, commercial mortgage-backed securities (CMBS), and high-yield corporate bonds aided results versus the Bloomberg US Aggregate Bond Index.
TOP DETRACTORS FROM PERFORMANCE
Within the portfolio’s equity allocation, an overweight to consumer discretionary stocks along with security selection in the sector hindered relative performance compared to the S&P 500 Index. Specifically, a position in Nike detracted. Positioning in the healthcare sector, including a holding in UnitedHealth Group, also weighed on relative results.
In the fixed income portion of the portfolio, an overweight allocation to asset-backed securities (ABS) combined with weak security selection in that market segment weighed on relative performance compared to the Bloomberg US Aggregate Bond Index.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment December 31, 2015, through December 31, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson VIT Balanced Portfolio (Service Shares)	14.84%	8.21%	9.86%
S&P 500® Index	17.88%	14.42%	14.82%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%
Balanced Index	13.70%	7.95%	9.25%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/VIT for the most recent performance information.
Net Assets	$ 9,423,000,000
Holdings Count | Holding	728
Advisory Fees Paid, Amount	$ 50,500,000
Investment Company Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Net assets	$9,423M
Number of portfolio holdings	728
Total investment advisory fee paid	$50.5M
Portfolio turnover rate	79%

Holdings [Text Block]
What did the Portfolio invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	6.2
Microsoft Corp	5.0
Alphabet Inc - Class C	4.1
Apple Inc	3.2
Amazon.com Inc	3.2
Asset Allocation (% of net assets)
Common Stocks	64.5
Asset-Backed/Commercial Mortgage-Backed Securities	11.2
Corporate Bonds	9.1
Mortgage-Backed Securities	6.7
United States Treasury Notes/Bonds	6.4
Investment Companies	1.5
Bank Loans and Mezzanine Loans	0.9
Investments Purchased with Cash Collateral from Securities Lending	0.1
Other	(0.4)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	6.2
Microsoft Corp	5.0
Alphabet Inc - Class C	4.1
Apple Inc	3.2
Amazon.com Inc	3.2

C000028717 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson VIT Balanced Portfolio
Class Name	Institutional Shares
Trading Symbol	JABLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson VIT Balanced Portfolio (the "Portfolio”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at janushenderson.com/VIT. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/VIT
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson VIT Balanced Portfolio (Institutional Shares/JABLX)	$67	0.62%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]
What impacted Portfolio performance over the reporting period?
For the 12-month period ended December 31, 2025, the Janus Henderson VIT Balanced Portfolio Institutional Shares returned 15.11%. Its broad-based benchmarks, the S&P 500® Index, and the Bloomberg U.S. Aggregate Bond Index returned 17.88% and 7.30%, respectively. Its additional benchmark, the Balanced Index, returned 13.70%.
TOP CONTRIBUTORS TO PERFORMANCE
As equities outgained bonds, asset allocation positioning benefited relative performance versus the Balanced Index, with an overweight to equities and corresponding underweight to fixed income.
Relative to the S&P 500® Index, the portfolio’s equity allocation was overweight growthier sectors that outperformed the broader market, and underweight the consumer staples and real estate sectors, which lagged. Positive stock selection in financials, particularly in investment bank and wealth management holdings, also helped relative performance.
In the fixed income portion of the portfolio, security selection within investment-grade corporates and overweight allocations to non-agency mortgages, commercial mortgage-backed securities (CMBS), and high-yield corporate bonds aided results versus the Bloomberg US Aggregate Bond Index.
TOP DETRACTORS FROM PERFORMANCE
Within the portfolio’s equity allocation, an overweight to consumer discretionary stocks along with security selection in the sector hindered relative performance compared to the S&P 500 Index. Specifically, a position in Nike detracted. Positioning in the healthcare sector, including a holding in UnitedHealth Group, also weighed on relative results.
In the fixed income portion of the portfolio, an overweight allocation to asset-backed securities (ABS) combined with weak security selection in that market segment weighed on relative performance compared to the Bloomberg US Aggregate Bond Index.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment December 31, 2015, through December 31, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson VIT Balanced Portfolio (Institutional Shares/JABLX)	15.11%	8.48%	10.14%
S&P 500® Index	17.88%	14.42%	14.82%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%
Balanced Index	13.70%	7.95%	9.25%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/VIT for the most recent performance information.
Net Assets	$ 9,423,000,000
Holdings Count | Holding	728
Advisory Fees Paid, Amount	$ 50,500,000
Investment Company Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Net assets	$9,423M
Number of portfolio holdings	728
Total investment advisory fee paid	$50.5M
Portfolio turnover rate	79%

Holdings [Text Block]
What did the Portfolio invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	6.2
Microsoft Corp	5.0
Alphabet Inc - Class C	4.1
Apple Inc	3.2
Amazon.com Inc	3.2
Asset Allocation (% of net assets)
Common Stocks	64.5
Asset-Backed/Commercial Mortgage-Backed Securities	11.2
Corporate Bonds	9.1
Mortgage-Backed Securities	6.7
United States Treasury Notes/Bonds	6.4
Investment Companies	1.5
Bank Loans and Mezzanine Loans	0.9
Investments Purchased with Cash Collateral from Securities Lending	0.1
Other	(0.4)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	6.2
Microsoft Corp	5.0
Alphabet Inc - Class C	4.1
Apple Inc	3.2
Amazon.com Inc	3.2

C000028719 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson VIT Research Portfolio
Class Name	Institutional Shares
Trading Symbol	JAGRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson VIT Research Portfolio (the "Portfolio”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at janushenderson.com/VIT. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/VIT
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson VIT Research Portfolio (Institutional Shares/JAGRX)	$90	0.82%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]
What impacted Portfolio performance over the reporting period?
For the 12-month period ended December 31, 2025, the Janus Henderson VIT Research Portfolio Institutional Shares returned 18.39%. Its broad-based benchmark, the Russell 1000® Index, returned 17.37%. Its performance benchmark, the Russell 1000® Growth Index, returned 18.56%. Its additional benchmark, the S&P 500® Index, returned 17.88%.
TOP CONTRIBUTORS TO PERFORMANCE
Stock selection in the industrials and consumer staples sectors contributed.
Performance relative to the Russell 1000® Growth Index was aided by an overweight position in Howmet Aerospace, a specialized aircraft components manufacturer. The company delivered strong earnings growth, fueled by a cyclical aerospace recovery and robust aftermarket demand.
Graphics chip company NVIDIA was another contributor, supported by surging demand for its data-center graphics processor units used in generative artificial intelligence (AI). Broadcom, another contributor in AI infrastructure, has benefited from hyperscalers’ interest in a second source behind NVIDIA’s merchant silicon. The semiconductor company is a leader in custom silicon development.
TOP DETRACTORS FROM PERFORMANCE
Investments in the financials and communications services sectors detracted, partly due to stock selection.
An overweight position in Procter & Gamble detracted relative to the Russell 1000 Growth Index. The stock underperformed due to investor concerns over the impact of higher commodity prices, tariffs, and softer consumer demand on revenue growth and margins.
Oracle was another relative detractor. The technology company signed a number of multibillion-dollar contracts with leading AI partners. However, the stock declined on concerns about Oracle’s ability to fund its ambitious infrastructure buildout. We have seen a positive balance of reward and risk for the company and remain invested.
Fast-casual restaurant chain Chipotle Mexican Grill also was a detractor as consumers cut back on restaurant spending. As a result, the company reported two consecutive quarters of disappointing sales growth and earnings. We were disappointed with the company’s execution and exited the position.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment December 31, 2015, through December 31, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson VIT Research Portfolio (Institutional Shares/JAGRX)	18.39%	14.11%	15.88%
Russell 1000® Index	17.37%	13.59%	14.59%
Russell 1000® Growth Index	18.56%	15.32%	18.13%
S&P 500® Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/VIT for the most recent performance information.
Net Assets	$ 770,000,000
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 5,300,000
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Net assets	$770M
Number of portfolio holdings	82
Total investment advisory fee paid	$5.3M
Portfolio turnover rate	31%

Holdings [Text Block]
What did the Portfolio invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	14.1
Microsoft Corp	10.8
Alphabet Inc - Class C	6.7
Apple Inc	6.3
Broadcom Inc	5.9
Asset Allocation (% of net assets)
Common Stocks	100.0
Investments Purchased with Cash Collateral from Securities Lending	0.1
Investment Companies	0.0
Other	(0.1)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	14.1
Microsoft Corp	10.8
Alphabet Inc - Class C	6.7
Apple Inc	6.3
Broadcom Inc	5.9

Material Fund Change [Text Block]
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Portfolio since December 31, 2024.
The Portfolio’s net expense ratio materially changed from the prior fiscal year due to an increase in the Portfolio’s advisory fee rate, which adjusts up or down based on the Portfolio’s performance relative to the Russell 1000® Growth Index.

Material Fund Change Expenses [Text Block]
The Portfolio’s net expense ratio materially changed from the prior fiscal year due to an increase in the Portfolio’s advisory fee rate, which adjusts up or down based on the Portfolio’s performance relative to the Russell 1000® Growth Index.

C000028718 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson VIT Research Portfolio
Class Name	Service Shares
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson VIT Research Portfolio (the "Portfolio”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at janushenderson.com/VIT. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/VIT
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson VIT Research Portfolio (Service Shares)	$117	1.07%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]
What impacted Portfolio performance over the reporting period?
For the 12-month period ended December 31, 2025, the Janus Henderson VIT Research Portfolio Service Shares returned 18.10%. Its broad-based benchmark, the Russell 1000® Index, returned 17.37%. Its performance benchmark, the Russell 1000® Growth Index, returned 18.56%. Its additional benchmark, the S&P 500® Index, returned 17.88%.
TOP CONTRIBUTORS TO PERFORMANCE
Stock selection in the industrials and consumer staples sectors contributed.
Performance relative to the Russell 1000® Growth Index was aided by an overweight position in Howmet Aerospace, a specialized aircraft components manufacturer. The company delivered strong earnings growth, fueled by a cyclical aerospace recovery and robust aftermarket demand.
Graphics chip company NVIDIA was another contributor, supported by surging demand for its data-center graphics processor units used in generative artificial intelligence (AI). Broadcom, another contributor in AI infrastructure, has benefited from hyperscalers’ interest in a second source behind NVIDIA’s merchant silicon. The semiconductor company is a leader in custom silicon development.
TOP DETRACTORS FROM PERFORMANCE
Investments in the financials and communications services sectors detracted, partly due to stock selection.
An overweight position in Procter & Gamble detracted relative to the Russell 1000 Growth Index. The stock underperformed due to investor concerns over the impact of higher commodity prices, tariffs, and softer consumer demand on revenue growth and margins.
Oracle was another relative detractor. The technology company signed a number of multibillion-dollar contracts with leading AI partners. However, the stock declined on concerns about Oracle’s ability to fund its ambitious infrastructure buildout. We have seen a positive balance of reward and risk for the company and remain invested.
Fast-casual restaurant chain Chipotle Mexican Grill also was a detractor as consumers cut back on restaurant spending. As a result, the company reported two consecutive quarters of disappointing sales growth and earnings. We were disappointed with the company’s execution and exited the position.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment December 31, 2015, through December 31, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson VIT Research Portfolio (Service Shares)	18.10%	13.83%	15.59%
Russell 1000® Index	17.37%	13.59%	14.59%
Russell 1000® Growth Index	18.56%	15.32%	18.13%
S&P 500® Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/VIT for the most recent performance information.
Net Assets	$ 770,000,000
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 5,300,000
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Net assets	$770M
Number of portfolio holdings	82
Total investment advisory fee paid	$5.3M
Portfolio turnover rate	31%

Holdings [Text Block]
What did the Portfolio invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	14.1
Microsoft Corp	10.8
Alphabet Inc - Class C	6.7
Apple Inc	6.3
Broadcom Inc	5.9
Asset Allocation (% of net assets)
Common Stocks	100.0
Investments Purchased with Cash Collateral from Securities Lending	0.1
Investment Companies	0.0
Other	(0.1)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	14.1
Microsoft Corp	10.8
Alphabet Inc - Class C	6.7
Apple Inc	6.3
Broadcom Inc	5.9

Material Fund Change [Text Block]
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Portfolio since December 31, 2024.
The Portfolio’s net expense ratio materially changed from the prior fiscal year due to an increase in the Portfolio’s advisory fee rate, which adjusts up or down based on the Portfolio’s performance relative to the Russell 1000® Growth Index.

Material Fund Change Expenses [Text Block]
The Portfolio’s net expense ratio materially changed from the prior fiscal year due to an increase in the Portfolio’s advisory fee rate, which adjusts up or down based on the Portfolio’s performance relative to the Russell 1000® Growth Index.

C000028720 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson VIT Enterprise Portfolio
Class Name	Service Shares
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson VIT Enterprise Portfolio (the "Portfolio”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at janushenderson.com/VIT. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/VIT
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson VIT Enterprise Portfolio (Service Shares)	$101	0.97%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]
What impacted Portfolio performance over the reporting period?
For the 12-month period ended December 31, 2025, the Janus Henderson VIT Enterprise Portfolio Service Shares returned 7.41%. Its broad-based benchmark, the Russell 3000® Index, returned 17.15%. Its performance benchmark, the Russell Midcap® Growth Index, returned 8.66%.
TOP CONTRIBUTORS TO PERFORMANCE
Investments in the consumer discretionary and consumer staples sectors contributed relative to the Russell Midcap® Growth Index, aided by stock selection.
Investor excitement around artificial intelligence (AI) and the resulting data-center buildout was a positive tailwind for several portfolio holdings. These included AppLovin, the developer and owner of a mobile marketing platform that utilizes AI to improve returns on ad spending. The company’s strong earnings performance gave investors increased confidence in its business model and growth.  Diversified electronics manufacturer Flex, another contributor, has become a critical enabler of the data-center buildout by producing customized power and cooling equipment. This business has generated strong profitability for the company.
TOP DETRACTORS FROM PERFORMANCE
Stock selection in the healthcare and real estate sectors detracted relative to the Russell Midcap Growth Index.
Relative performance was hindered by the portfolio’s lack of exposure to several mid-cap stocks that were strong performers for the Index. We avoided these stocks as we saw elevated risk around valuations or business fundamentals.
Among portfolio holdings, Constellation Software was a relative detractor. Constellation’s visionary founder and CEO announced his retirement due to health reasons, and uncertainty around this transition pressured the stock. Concerns about the impact of AI on competitive dynamics also pressured software stocks more broadly. Teleflex, another detractor, supplies medical devices used in diagnostic and surgical applications. While Teleflex has a track record of relatively stable growth, it experienced headwinds for its urology business that resulted in weaker-than-expected first-quarter results.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment December 31, 2015, through December 31, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson VIT Enterprise Portfolio (Service Shares)	7.41%	7.35%	12.51%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell Midcap® Growth Index	8.66%	6.65%	12.49%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/VIT for the most recent performance information.
Net Assets	$ 1,836,000,000
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 11,400,000
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Net assets	$1,836M
Number of portfolio holdings	80
Total investment advisory fee paid	$11.4M
Portfolio turnover rate	21%

Holdings [Text Block]
What did the Portfolio invest in?
5 Largest Equity Holdings (% of net assets)
AppLovin Corp - Class A	4.1
Flex Ltd	3.5
Ferguson Enterprises Inc	3.1
SS&C Technologies Holdings Inc	2.9
LPL Financial Holdings Inc	2.7
Asset Allocation (% of net assets)
Common Stocks	97.2
Investment Companies	2.9
Investments Purchased with Cash Collateral from Securities Lending	0.8
Other	(0.9)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
AppLovin Corp - Class A	4.1
Flex Ltd	3.5
Ferguson Enterprises Inc	3.1
SS&C Technologies Holdings Inc	2.9
LPL Financial Holdings Inc	2.7

C000028721 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson VIT Enterprise Portfolio
Class Name	Institutional Shares
Trading Symbol	JAAGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson VIT Enterprise Portfolio (the "Portfolio”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at janushenderson.com/VIT. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/VIT
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson VIT Enterprise Portfolio (Institutional Shares/JAAGX)	$75	0.72%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]
What impacted Portfolio performance over the reporting period?
For the 12-month period ended December 31, 2025, the Janus Henderson VIT Enterprise Portfolio Institutional Shares returned 7.67%. Its broad-based benchmark, the Russell 3000® Index, returned 17.15%. Its performance benchmark, the Russell Midcap® Growth Index, returned 8.66%.
TOP CONTRIBUTORS TO PERFORMANCE
Investments in the consumer discretionary and consumer staples sectors contributed relative to the Russell Midcap® Growth Index, aided by stock selection.
Investor excitement around artificial intelligence (AI) and the resulting data-center buildout was a positive tailwind for several portfolio holdings. These included AppLovin, the developer and owner of a mobile marketing platform that utilizes AI to improve returns on ad spending. The company’s strong earnings performance gave investors increased confidence in its business model and growth.  Diversified electronics manufacturer Flex, another contributor, has become a critical enabler of the data-center buildout by producing customized power and cooling equipment. This business has generated strong profitability for the company.
TOP DETRACTORS FROM PERFORMANCE
Stock selection in the healthcare and real estate sectors detracted relative to the Russell Midcap Growth Index.
Relative performance was hindered by the portfolio’s lack of exposure to several mid-cap stocks that were strong performers for the Index. We avoided these stocks as we saw elevated risk around valuations or business fundamentals.
Among portfolio holdings, Constellation Software was a relative detractor. Constellation’s visionary founder and CEO announced his retirement due to health reasons, and uncertainty around this transition pressured the stock. Concerns about the impact of AI on competitive dynamics also pressured software stocks more broadly. Teleflex, another detractor, supplies medical devices used in diagnostic and surgical applications. While Teleflex has a track record of relatively stable growth, it experienced headwinds for its urology business that resulted in weaker-than-expected first-quarter results.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment December 31, 2015, through December 31, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson VIT Enterprise Portfolio (Institutional Shares/JAAGX)	7.67%	7.62%	12.79%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell Midcap® Growth Index	8.66%	6.65%	12.49%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/VIT for the most recent performance information.
Net Assets	$ 1,836,000,000
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 11,400,000
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Net assets	$1,836M
Number of portfolio holdings	80
Total investment advisory fee paid	$11.4M
Portfolio turnover rate	21%

Holdings [Text Block]
What did the Portfolio invest in?
5 Largest Equity Holdings (% of net assets)
AppLovin Corp - Class A	4.1
Flex Ltd	3.5
Ferguson Enterprises Inc	3.1
SS&C Technologies Holdings Inc	2.9
LPL Financial Holdings Inc	2.7
Asset Allocation (% of net assets)
Common Stocks	97.2
Investment Companies	2.9
Investments Purchased with Cash Collateral from Securities Lending	0.8
Other	(0.9)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
AppLovin Corp - Class A	4.1
Flex Ltd	3.5
Ferguson Enterprises Inc	3.1
SS&C Technologies Holdings Inc	2.9
LPL Financial Holdings Inc	2.7

C000028723 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson VIT Mid Cap Value Portfolio
Class Name	Institutional Shares
Trading Symbol	JAMVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson VIT Mid Cap Value Portfolio (the "Portfolio”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at janushenderson.com/VIT. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/VIT
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson VIT Mid Cap Value Portfolio (Institutional Shares/JAMVX)	$86	0.83%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]
What impacted Portfolio performance over the reporting period?
For the 12-month period ended December 31, 2025, the Janus Henderson VIT Mid Cap Value Portfolio Institutional Shares returned 6.50%. Its broad-based benchmark, the Russell 3000® Index, returned 17.15%. Its performance benchmark, the Russell Midcap® Value Index, returned 11.05%.
TOP CONTRIBUTORS TO PERFORMANCE
Stock selection in the real estate and communication services sectors contributed relative to the Russell Midcap® Value Index.
Relative performance benefited from a position in BWX Technologies, the sole supplier of nuclear power systems to the U.S. Navy. The stock rose on expectations for increased military spending and the potential demand for small-scale nuclear facilities to power data centers.
Fabrinet, another contributor, makes optical packaging and precision equipment used in chip production. It has experienced strong demand, fueled by the buildout of the artificial intelligence (AI) ecosystem.
Casey’s General Stores, another contributor, owns a growing network of gas stations and convenience stores in smaller communities. It has established a strong competitive footprint, supporting its earnings growth.
TOP DETRACTORS FROM PERFORMANCE
Stock selection in the information technology and financials sectors detracted relative to the Russell Midcap Value Index.
Our focus on high-quality value companies led to relative under performance, as we lacked exposure to the lower-quality stocks that outperformed during periods of more speculative investor behavior in 2025.
Among portfolio holdings, Bath & Body Works was a prominent detractor. The specialty retailer reported disappointing revenue growth and reduced guidance, reflecting operational issues and more cautious consumer spending. Worries over a potential slowdown in consumer spending also pressured shares of frozen french-fry supplier Lamb Weston Holdings, another detractor.
Westlake also was a detractor. This low-cost supplier of petrochemicals, polyvinyl chloride (PVC) pipe, and other residential building products faced earnings headwinds, as higher raw material costs pressured margins.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment December 31, 2015, through December 31, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson VIT Mid Cap Value Portfolio (Institutional Shares/JAMVX)	6.50%	8.69%	8.66%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell Midcap® Value Index	11.05%	9.83%	9.78%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]	Visit janushenderson.com/VIT for the most recent performance information.
Net Assets	$ 114,000,000
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 700,000
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Net assets	$114M
Number of portfolio holdings	73
Total investment advisory fee paid	$0.7M
Portfolio turnover rate	40%

Holdings [Text Block]
What did the Portfolio invest in?
5 Largest Equity Holdings (% of net assets)
Alliant Energy Corp	2.7
Casey's General Stores Inc	2.4
Everest Re Group Ltd	2.3
Chesapeake Energy Corp	2.2
Agree Realty Corp	2.2
Asset Allocation (% of net assets)
Common Stocks	97.7
Repurchase Agreements	2.3
Other	(0.0)
Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Alliant Energy Corp	2.7
Casey's General Stores Inc	2.4
Everest Re Group Ltd	2.3
Chesapeake Energy Corp	2.2
Agree Realty Corp	2.2

Material Fund Change [Text Block]
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Portfolio since December 31, 2024.
The Portfolio’s net expense ratio materially changed from the prior fiscal year due to a decrease in the Portfolio’s advisory fee rate, which adjusts up or down based on the Portfolio’s performance relative to the Russell Midcap® Value Index.

Material Fund Change Expenses [Text Block]
The Portfolio’s net expense ratio materially changed from the prior fiscal year due to a decrease in the Portfolio’s advisory fee rate, which adjusts up or down based on the Portfolio’s performance relative to the Russell Midcap® Value Index.

C000028722 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson VIT Mid Cap Value Portfolio
Class Name	Service Shares
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson VIT Mid Cap Value Portfolio (the "Portfolio”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at janushenderson.com/VIT. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/VIT
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson VIT Mid Cap Value Portfolio (Service Shares)	$111	1.08%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]
What impacted Portfolio performance over the reporting period?
For the 12-month period ended December 31, 2025, the Janus Henderson VIT Mid Cap Value Portfolio Service Shares returned 6.29%. Its broad-based benchmark, the Russell 3000® Index, returned 17.15%. Its performance benchmark, the Russell Midcap® Value Index, returned 11.05%.
TOP CONTRIBUTORS TO PERFORMANCE
Stock selection in the real estate and communication services sectors contributed relative to the Russell Midcap® Value Index.
Relative performance benefited from a position in BWX Technologies, the sole supplier of nuclear power systems to the U.S. Navy. The stock rose on expectations for increased military spending and the potential demand for small-scale nuclear facilities to power data centers.
Fabrinet, another contributor, makes optical packaging and precision equipment used in chip production. It has experienced strong demand, fueled by the buildout of the artificial intelligence (AI) ecosystem.
Casey’s General Stores, another contributor, owns a growing network of gas stations and convenience stores in smaller communities. It has established a strong competitive footprint, supporting its earnings growth.
TOP DETRACTORS FROM PERFORMANCE
Stock selection in the information technology and financials sectors detracted relative to the Russell Midcap Value Index.
Our focus on high-quality value companies led to relative underperformance, as we lacked exposure to the lower-quality stocks that outperformed during periods of more speculative investor behavior in 2025.
Among portfolio holdings, Bath & Body Works was a prominent detractor. The specialty retailer reported disappointing revenue growth and reduced guidance, reflecting operational issues and more cautious consumer spending. Worries over a potential slowdown in consumer spending also pressured shares of frozen french-fry supplier Lamb Weston Holdings, another detractor.
Westlake also was a detractor. This low-cost supplier of petrochemicals, polyvinyl chloride (PVC) pipe, and other residential building products faced earnings headwinds, as higher raw material costs pressured margins.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment December 31, 2015, through December 31, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson VIT Mid Cap Value Portfolio (Service Shares)	6.29%	8.43%	8.40%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell Midcap® Value Index	11.05%	9.83%	9.78%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/VIT for the most recent performance information.
Net Assets	$ 114,000,000
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 700,000
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Net assets	$114M
Number of portfolio holdings	73
Total investment advisory fee paid	$0.7M
Portfolio turnover rate	40%

Holdings [Text Block]
What did the Portfolio invest in?
5 Largest Equity Holdings (% of net assets)
Alliant Energy Corp	2.7
Casey's General Stores Inc	2.4
Everest Re Group Ltd	2.3
Chesapeake Energy Corp	2.2
Agree Realty Corp	2.2
Asset Allocation (% of net assets)
Common Stocks	97.7
Repurchase Agreements	2.3
Other	(0.0)
Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Alliant Energy Corp	2.7
Casey's General Stores Inc	2.4
Everest Re Group Ltd	2.3
Chesapeake Energy Corp	2.2
Agree Realty Corp	2.2

C000028728 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson VIT Global Research Portfolio
Class Name	Service Shares
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson VIT Global Research Portfolio (the "Portfolio”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at janushenderson.com/VIT. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/VIT
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson VIT Global Research Portfolio (Service Shares)	$118	1.07%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]
What impacted Portfolio performance over the reporting period?
For the 12-month period ended December 31, 2025, the Janus Henderson VIT Global Research Portfolio Service Shares returned 20.62%. Its broad-based benchmark, the MSCI World IndexSM, returned 21.09%. Its additional benchmark, the MSCI All Country World IndexSM, returned 22.34%.
TOP CONTRIBUTORS TO PERFORMANCE
Stock selection in the financials and industrials sector contributed relative to the MSCI World IndexSM. Positive contributors to relative performance included several European banks, including Italy’s UniCredit and Austria’s Erste Bank Group. These banks have delivered robust earnings performance and high asset quality. Investor sentiment toward the stocks also benefited from expectations that European authorities may relax banking regulations.
UK-based military contractor BAE Systems was another relative contributor, supported by its strong earnings growth and large orders backlog. The stock received added attention from investors after North Atlantic Treaty Organization (NATO) member countries agreed to increase the percentage of gross domestic product (GDP) they spend on defense.
TOP DETRACTORS FROM PERFORMANCE
Stock selection in the communications services and materials sectors detracted relative to the MSCI World Index.
Oracle was a relative detractor. The technology company has emerged as a leading player in the artificial intelligence (AI) market, signing multibillion-dollar contracts with leading AI partners. However, the stock declined on concerns about Oracle’s ability to fund its ambitious infrastructure buildout. We have seen a positive balance of reward and risk for the company and remain invested.
Multinational beverage company Constellation Brands was another relative detractor. The company experienced slower beer and spirits sales that pressured its earnings growth. We trimmed the position and continue to monitor business fundamentals.
T-Mobile US also was a relative detractor. While the wireless communications services provider reported solid earnings performance, investors worried about competitive pressures and the pace of planned capital expenditures.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment December 31, 2015, through December 31, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson VIT Global Research Portfolio (Service Shares)	20.62%	12.23%	12.64%
MSCI World IndexSM	21.09%	12.15%	12.17%
MSCI All Country World IndexSM	22.34%	11.19%	11.72%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/VIT for the most recent performance information.
Net Assets	$ 1,042,000,000
Holdings Count | Holding	121
Advisory Fees Paid, Amount	$ 7,100,000
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Net assets	$1,042M
Number of portfolio holdings	121
Total investment advisory fee paid	$7.1M
Portfolio turnover rate	31%

Holdings [Text Block]
What did the Portfolio invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	7.0
Microsoft Corp	4.9
Alphabet Inc - Class C	4.7
Amazon.com Inc	3.0
Broadcom Inc	2.9
Asset Allocation (% of net assets)
Common Stocks	100.0
Investment Companies	0.0
Other	0.0
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	7.0
Microsoft Corp	4.9
Alphabet Inc - Class C	4.7
Amazon.com Inc	3.0
Broadcom Inc	2.9

Material Fund Change [Text Block]
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Portfolio since December 31, 2024.
The Portfolio’s net expense ratio materially changed from the prior fiscal year due to an increase in the Portfolio’s advisory fee rate, which adjusts up or down based on the Portfolio’s performance relative to the MSCI World IndexSM.

Material Fund Change Expenses [Text Block]
The Portfolio’s net expense ratio materially changed from the prior fiscal year due to an increase in the Portfolio’s advisory fee rate, which adjusts up or down based on the Portfolio’s performance relative to the MSCI World IndexSM.

C000028730 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson VIT Global Research Portfolio
Class Name	Institutional Shares
Trading Symbol	JAWGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson VIT Global Research Portfolio (the "Portfolio”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at janushenderson.com/VIT. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/VIT
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson VIT Global Research Portfolio (Institutional Shares/JAWGX)	$91	0.82%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]
What impacted Portfolio performance over the reporting period?
For the 12-month period ended December 31, 2025, the Janus Henderson VIT Global Research Portfolio Institutional Shares returned 20.92%. Its broad-based benchmark, the MSCI World IndexSM, returned 21.09%. Its additional benchmark, the MSCI All Country World IndexSM, returned 22.34%.
TOP CONTRIBUTORS TO PERFORMANCE
Stock selection in the financials and industrials sector contributed relative to the MSCI World IndexSM. Positive contributors to relative performance included several European banks, including Italy’s UniCredit and Austria’s Erste Bank Group. These banks have delivered robust earnings performance and high asset quality. Investor sentiment toward the stocks also benefited from expectations that European authorities may relax banking regulations.
UK-based military contractor BAE Systems was another relative contributor, supported by its strong earnings growth and large orders backlog. The stock received added attention from investors after North Atlantic Treaty Organization (NATO) member countries agreed to increase the percentage of gross domestic product (GDP) they spend on defense.
TOP DETRACTORS FROM PERFORMANCE
Stock selection in the communications services and materials sectors detracted relative to the MSCI World Index.
Oracle was a relative detractor. The technology company has emerged as a leading player in the artificial intelligence (AI) market, signing multibillion-dollar contracts with leading AI partners. However, the stock declined on concerns about Oracle’s ability to fund its ambitious infrastructure buildout. We have seen a positive balance of reward and risk for the company and remain invested.
Multinational beverage company Constellation Brands was another relative detractor. The company experienced slower beer and spirits sales that pressured its earnings growth. We trimmed the position and continue to monitor business fundamentals.
T-Mobile US also was a relative detractor. While the wireless communications services provider reported solid earnings performance, investors worried about competitive pressures and the pace of planned capital expenditures.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment December 31, 2015, through December 31, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson VIT Global Research Portfolio (Institutional Shares/JAWGX)	20.92%	12.51%	12.93%
MSCI World IndexSM	21.09%	12.15%	12.17%
MSCI All Country World IndexSM	22.34%	11.19%	11.72%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/VIT for the most recent performance information.
Net Assets	$ 1,042,000,000
Holdings Count | Holding	121
Advisory Fees Paid, Amount	$ 7,100,000
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Net assets	$1,042M
Number of portfolio holdings	121
Total investment advisory fee paid	$7.1M
Portfolio turnover rate	31%

Holdings [Text Block]
What did the Portfolio invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	7.0
Microsoft Corp	4.9
Alphabet Inc - Class C	4.7
Amazon.com Inc	3.0
Broadcom Inc	2.9
Asset Allocation (% of net assets)
Common Stocks	100.0
Investment Companies	0.0
Other	0.0
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	7.0
Microsoft Corp	4.9
Alphabet Inc - Class C	4.7
Amazon.com Inc	3.0
Broadcom Inc	2.9

Material Fund Change [Text Block]
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Portfolio since December 31, 2024.
The Portfolio’s net expense ratio materially changed from the prior fiscal year due to an increase in the Portfolio’s advisory fee rate, which adjusts up or down based on the Portfolio’s performance relative to the MSCI World IndexSM.

Material Fund Change Expenses [Text Block]
The Portfolio’s net expense ratio materially changed from the prior fiscal year due to an increase in the Portfolio’s advisory fee rate, which adjusts up or down based on the Portfolio’s performance relative to the MSCI World IndexSM.

C000028734 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson VIT Flexible Bond Portfolio
Class Name	Institutional Shares
Trading Symbol	JAFLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson VIT Flexible Bond Portfolio (the "Portfolio”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at janushenderson.com/VIT. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/VIT
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson VIT Flexible Bond Portfolio (Institutional Shares/JAFLX)	$59	0.57%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]
What impacted Portfolio performance over the reporting period?
For the 12-month period ended December 31, 2025, the Janus Henderson VIT Flexible Bond Portfolio Institutional Shares returned 7.40%. Its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 7.30%.
TOP CONTRIBUTORS TO PERFORMANCE
Our overweight allocation to credit-spread risk was the main contributor to relative performance versus the Bloomberg US Aggregate Bond Index, as spreads tightened over the review period, and we maintained a constructive outlook on the economy.
Specific contributors included overweight allocations to high-yield corporate bonds and loans, as well as security selection within investment-grade corporates and agency mortgage-backed securities (MBS).
Yield curve positioning contributed overall. Although policy rates and longer-maturity rates might stay higher than expected, at the close of the period under review, we favor an overweight to the short end of the curve as a hedge against potential economic weakening, given the Federal Reserve (Fed) could yet aggressively cut policy rates. This is paired with an underweight at the long end of the yield curve, in case term premiums rise due to potential concerns surrounding Fed independence and continued fiscal deficit spending.
TOP DETRACTORS FROM PERFORMANCE
Our exposure to asset-backed securities (ABS) detracted as auto ABS lagged in the second half of the year due to the high-profile idiosyncratic bankruptcies of Tricolor Auto and First Brands Group.
Overweight allocations to the technology and banking sectors detracted from relative performance.
Our underweight allocation to agency MBS detracted, as agency MBS outperformed most other fixed income sectors and recorded its best calendar year of returns since 2002.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment December 31, 2015, through December 31, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson VIT Flexible Bond Portfolio (Institutional Shares/JAFLX)	7.40%	(0.23)%	2.32%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/VIT for the most recent performance information.
Net Assets	$ 627,000,000
Holdings Count | Holding	634
Advisory Fees Paid, Amount	$ 2,700,000
Investment Company Portfolio Turnover	177.00%
Additional Fund Statistics [Text Block]
Key Portfolio Statistics
Net assets	$627M
Number of portfolio holdings	634
Total investment advisory fee paid	$2.7M
Portfolio turnover rate	177%
Weighted average maturity	6.5 Years
Effective duration	5.9 Years

Holdings [Text Block]
What did the Portfolio invest in?
   Asset Allocation (% of net assets)
Asset-Backed/Commercial Mortgage-Backed Securities	32.5
Corporate Bonds	22.1
Mortgage-Backed Securities	19.3
United States Treasury Notes/Bonds	18.8
Investment Companies	5.1
Bank Loans and Mezzanine Loans	3.6
Foreign Government Bonds	0.1
Investments Purchased with Cash Collateral from Securities Lending	0.1
Other	(1.6)
Ratings Summary (% of net assets)†
Aaa	19.2
Aa	40.5
A	7.4
Baa	10.7
Ba	11.4
B	2.9
Not Rated	6.2
Other	1.7
Top 5 Areas of Investment (% of net assets)
†The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.

Credit Quality Explanation [Text Block]	The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
Credit Ratings Selection [Text Block]	The credit rating displayed is determined based on the availability of ratings from specific agencies.
Largest Holdings [Text Block]	Top 5 Areas of Investment (% of net assets)
C000028733 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson VIT Flexible Bond Portfolio
Class Name	Service Shares
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson VIT Flexible Bond Portfolio (the "Portfolio”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at janushenderson.com/VIT. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/VIT
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson VIT Flexible Bond Portfolio (Service Shares)	$85	0.82%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]
What impacted Portfolio performance over the reporting period?
For the 12-month period ended December 31, 2025, the Janus Henderson VIT Flexible Bond Portfolio Service Shares returned 7.22%. Its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 7.30%.
TOP CONTRIBUTORS TO PERFORMANCE
Our overweight allocation to credit-spread risk was the main contributor to relative performance versus the Bloomberg US Aggregate Bond Index, as spreads tightened over the review period, and we maintained a constructive outlook on the economy.
Specific contributors included overweight allocations to high-yield corporate bonds and loans, as well as security selection within investment-grade corporates and agency mortgage-backed securities (MBS).
Yield curve positioning contributed overall. Although policy rates and longer-maturity rates might stay higher than expected, at the close of the period under review, we favor an overweight to the short end of the curve as a hedge against potential economic weakening, given the Federal Reserve (Fed) could yet aggressively cut policy rates. This is paired with an underweight at the long end of the yield curve, in case term premiums rise due to potential concerns surrounding Fed independence and continued fiscal deficit spending.
TOP DETRACTORS FROM PERFORMANCE
Our exposure to asset-backed securities (ABS) detracted as auto ABS lagged in the second half of the year due to the high-profile idiosyncratic bankruptcies of Tricolor Auto and First Brands Group.
Overweight allocations to the technology and banking sectors detracted from relative performance.
Our underweight allocation to agency MBS detracted, as agency MBS outperformed most other fixed income sectors and recorded its best calendar year of returns since 2002.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment December 31, 2015, through December 31, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson VIT Flexible Bond Portfolio (Service Shares)	7.22%	(0.47)%	2.07%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/VIT for the most recent performance information.
Net Assets	$ 627,000,000
Holdings Count | Holding	634
Advisory Fees Paid, Amount	$ 2,700,000
Investment Company Portfolio Turnover	177.00%
Additional Fund Statistics [Text Block]
Key Portfolio Statistics
Net assets	$627M
Number of portfolio holdings	634
Total investment advisory fee paid	$2.7M
Portfolio turnover rate	177%
Weighted average maturity	6.5 Years
Effective duration	5.9 Years

Holdings [Text Block]
What did the Portfolio invest in?
   Asset Allocation (% of net assets)
Asset-Backed/Commercial Mortgage-Backed Securities	32.5
Corporate Bonds	22.1
Mortgage-Backed Securities	19.3
United States Treasury Notes/Bonds	18.8
Investment Companies	5.1
Bank Loans and Mezzanine Loans	3.6
Foreign Government Bonds	0.1
Investments Purchased with Cash Collateral from Securities Lending	0.1
Other	(1.6)
Ratings Summary (% of net assets)†
Aaa	19.2
Aa	40.5
A	7.4
Baa	10.7
Ba	11.4
B	2.9
Not Rated	6.2
Other	1.7
Top 5 Areas of Investment (% of net assets)
†The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.

Credit Quality Explanation [Text Block]	The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
Credit Ratings Selection [Text Block]	The credit rating displayed is determined based on the availability of ratings from specific agencies.
Largest Holdings [Text Block]	Top 5 Areas of Investment (% of net assets)
C000028736 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson VIT Forty Portfolio
Class Name	Service Shares
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson VIT Forty Portfolio (the "Portfolio”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at janushenderson.com/VIT. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/VIT
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson VIT Forty Portfolio (Service Shares)	$95	0.87%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]
What impacted Portfolio performance over the reporting period?
For the 12-month period ended December 31, 2025, the Janus Henderson VIT Forty Portfolio Service Shares returned 17.86%. Its broad-based benchmark, the Russell 1000® Index, returned 17.37%. Its performance benchmark, the Russell 1000® Growth Index, returned 18.56%. Its additional benchmark, the S&P 500® Index, returned 17.88%.
TOP CONTRIBUTORS TO PERFORMANCE
Stock selection in the industrials and consumer staples sectors contributed relative to the Russell 1000® Growth Index.
Howmet Aerospace was a positive contributor. The specialized aircraft components reported robust earnings growth, aided by its expanded market share and a recovery in the broader aerospace industry.
Taiwan Semiconductor Manufacturing Company, another contributor, is a leading supplier of graphic processing units. The company has experienced strong orders growth to support the deployment of artificial intelligence (AI) infrastructure.
Increased spending on AI also was a strong driver of share price performance for semiconductor company Broadcom, a leader in custom silicon development. It was another notable contributor to relative performance.
TOP DETRACTORS FROM PERFORMANCE
Investments in the consumer discretionary and healthcare sectors detracted relative to the Russell 1000 Growth Index, due in part to stock selection.
Semiconductor company Marvell Technology was a detractor from relative performance. While Marvell has been a beneficiary of AI-related spending, weaker-than-expected data-center revenues hurt its financial performance. Given the lack of earnings visibility for the company, we exited the position.
UnitedHealth Group was another relative detractor, as unexpectedly high medical costs and stronger-than-anticipated Medicare Advantage demand pressured earnings growth. We trimmed the position, and we continue to monitor company fundamentals.
Eaton, another detractor, provides power management solutions for data centers and other industries. The stock declined as production bottlenecks resulted in slower-than-expected revenue growth. We see this as a short-term issue and remain invested.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment December 31, 2015, through December 31, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson VIT Forty Portfolio (Service Shares)	17.86%	11.37%	15.96%
Russell 1000® Index	17.37%	13.59%	14.59%
Russell 1000® Growth Index	18.56%	15.32%	18.13%
S&P 500® Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/VIT for the most recent performance information.
Net Assets	$ 981,000,000
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 6,400,000
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Net assets	$981M
Number of portfolio holdings	32
Total investment advisory fee paid	$6.4M
Portfolio turnover rate	30%

Holdings [Text Block]
What did the Portfolio invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	11.6
Microsoft Corp	9.4
Amazon.com Inc	8.4
Broadcom Inc	6.4
Apple Inc	5.7
Asset Allocation (% of net assets)
Common Stocks	99.8
Investment Companies	0.3
Other	(0.1)
Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	11.6
Microsoft Corp	9.4
Amazon.com Inc	8.4
Broadcom Inc	6.4
Apple Inc	5.7

C000028737 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson VIT Forty Portfolio
Class Name	Institutional Shares
Trading Symbol	JACAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson VIT Forty Portfolio (the "Portfolio”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at janushenderson.com/VIT. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/VIT
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson VIT Forty Portfolio (Institutional Shares/JACAX)	$68	0.62%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]
What impacted Portfolio performance over the reporting period?
For the 12-month period ended December 31, 2025, the Janus Henderson VIT Forty Portfolio Institutional Shares returned 18.14%. Its broad-based benchmark, the Russell 1000® Index, returned 17.37%. Its performance benchmark, the Russell 1000® Growth Index, returned 18.56%. Its additional benchmark, the S&P 500® Index, returned 17.88%.
TOP CONTRIBUTORS TO PERFORMANCE
Stock selection in the industrials and consumer staples sectors contributed relative to the Russell 1000® Growth Index.
Howmet Aerospace was a positive contributor. The specialized aircraft components reported robust earnings growth, aided by its expanded market share and a recovery in the broader aerospace industry.
Taiwan Semiconductor Manufacturing Company, another contributor, is a leading supplier of graphic processing units. The company has experienced strong orders growth to support the deployment of artificial intelligence (AI) infrastructure.
Increased spending on AI also was a strong driver of share price performance for semiconductor company Broadcom, a leader in custom silicon development. It was another notable contributor to relative performance.
TOP DETRACTORS FROM PERFORMANCE
Investments in the consumer discretionary and healthcare sectors detracted relative to the Russell 1000 Growth Index, due in part to stock selection.
Semiconductor company Marvell Technology was a detractor from relative performance. While Marvell has been a beneficiary of AI-related spending, weaker-than-expected data-center revenues hurt its financial performance. Given the lack of earnings visibility for the company, we exited the position.
UnitedHealth Group was another relative detractor, as unexpectedly high medical costs and stronger-than-anticipated Medicare Advantage demand pressured earnings growth. We trimmed the position, and we continue to monitor company fundamentals.
Eaton, another detractor, provides power management solutions for data centers and other industries. The stock declined as production bottlenecks resulted in slower-than-expected revenue growth. We see this as a short-term issue and remain invested.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment December 31, 2015, through December 31, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson VIT Forty Portfolio (Institutional Shares/JACAX)	18.14%	11.65%	16.24%
Russell 1000® Index	17.37%	13.59%	14.59%
Russell 1000® Growth Index	18.56%	15.32%	18.13%
S&P 500® Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/VIT for the most recent performance information.
Net Assets	$ 981,000,000
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 6,400,000
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Net assets	$981M
Number of portfolio holdings	32
Total investment advisory fee paid	$6.4M
Portfolio turnover rate	30%

Holdings [Text Block]
What did the Portfolio invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	11.6
Microsoft Corp	9.4
Amazon.com Inc	8.4
Broadcom Inc	6.4
Apple Inc	5.7
Asset Allocation (% of net assets)
Common Stocks	99.8
Investment Companies	0.3
Other	(0.1)
Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	11.6
Microsoft Corp	9.4
Amazon.com Inc	8.4
Broadcom Inc	6.4
Apple Inc	5.7

C000028742 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson VIT Global Technology and Innovation Portfolio
Class Name	Institutional Shares
Trading Symbol	JGLTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson VIT Global Technology and Innovation Portfolio (the "Portfolio”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at janushenderson.com/VIT. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/VIT
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson VIT Global Technology and Innovation Portfolio (Institutional Shares/JGLTX)	$82	0.73%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]
What impacted Portfolio performance over the reporting period?
For the 12-month period ended December 31, 2025, the Janus Henderson VIT Global Technology and Innovation Portfolio Institutional Shares returned 25.15%. Its broad-based benchmark, the S&P 500® Index, returned 17.88%. Its additional benchmark, the MSCI All Country World Information Technology IndexSM, returned 26.37%.
TOP CONTRIBUTORS TO PERFORMANCE
The portfolio’s underweight position in Apple contributed relative to the MSCI All Country World Information Technology Index. Apple was a notable detractor from Index returns, as concerns about the company’s artificial intelligence (AI) strategy pressured the stock. While Apple has positioned itself as a gateway to AI for its large customer base, investors worried that its lack of produced AI platforms would prove a competitive liability. Investors were also concerned about the company’s tariff risk and exposure to China.
An overweight position in Taiwan Semiconductor Manufacturing Company also contributed. The company has continued to see strong orders and earnings growth, as hyperscalers have expanded their spending on AI infrastructure.
TOP DETRACTORS FROM PERFORMANCE
An out-of-benchmark position in hyperscaler Amazon detracted relative to the the MSCI ACWI Information Technology Index. The stock unperformed as investors worried whether the company’s AI offerings would be as securely advantaged as its legacy cloud business. We believe that any softness in bookings could be an issue of capacity rather than waning demand.
Oracle was another relative detractor. The technology company has emerged as a leading player in the AI market, signing multibillion-dollar contracts with leading AI partners. However, the stock declined because of concerns about Oracle’s ability to fund its ambitious infrastructure buildout. We have seen a positive balance of reward and risk for the company, and we remain invested.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment December 31, 2015, through December 31, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson VIT Global Technology and Innovation Portfolio (Institutional Shares/JGLTX)	25.15%	13.71%	21.48%
S&P 500® Index	17.88%	14.42%	14.82%
MSCI All Country World Information Technology IndexSM	26.37%	17.13%	21.59%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]	Visit janushenderson.com/VIT for the most recent performance information.
Net Assets	$ 1,401,000,000
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 8,100,000
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Net assets	$1,401M
Number of portfolio holdings	49
Total investment advisory fee paid	$8.1M
Portfolio turnover rate	50%

Holdings [Text Block]
What did the Portfolio invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	15.4
Taiwan Semiconductor Manufacturing Co Ltd	12.7
Microsoft Corp	11.1
Broadcom Inc	6.5
Apple Inc	5.0
Asset Allocation (% of net assets)
Common Stocks	98.6
Investment Companies	1.3
Investments Purchased with Cash Collateral from Securities Lending	0.7
Private Placements	0.1
Warrants	0.0
Other	(0.7)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	15.4
Taiwan Semiconductor Manufacturing Co Ltd	12.7
Microsoft Corp	11.1
Broadcom Inc	6.5
Apple Inc	5.0

Material Fund Change [Text Block]
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Portfolio since December 31, 2024.
Effective April 30, 2025, the Portfolio’s contractual limit on total annual operating expense changed from 0.95% to 0.88%. The cap excludes shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses.

Material Fund Change Expenses [Text Block]
Effective April 30, 2025, the Portfolio’s contractual limit on total annual operating expense changed from 0.95% to 0.88%. The cap excludes shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses.

C000028740 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson VIT Global Technology and Innovation Portfolio
Class Name	Service Shares
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson VIT Global Technology and Innovation Portfolio (the "Portfolio”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at janushenderson.com/VIT. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/VIT
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson VIT Global Technology and Innovation Portfolio (Service Shares)	$109	0.97%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]
What impacted Portfolio performance over the reporting period?
For the 12-month period ended December 31, 2025, the Janus Henderson VIT Global Technology and Innovation Portfolio Service Shares returned 24.84%. Its broad-based benchmark, the S&P 500® Index, returned 17.88%. Its additional benchmark, the MSCI All Country World Information Technology IndexSM, returned 26.37%.
TOP CONTRIBUTORS TO PERFORMANCE
The portfolio’s underweight position in Apple contributed relative to the MSCI All Country World Information Technology Index. Apple was a notable detractor from Index returns, as concerns about the company’s artificial intelligence (AI) strategy pressured the stock. While Apple has positioned itself as a gateway to AI for its large customer base, investors worried that its lack of produced AI platforms would prove a competitive liability. Investors were also concerned about the company’s tariff risk and exposure to China.
An overweight position in Taiwan Semiconductor Manufacturing Company also contributed. The company has continued to see strong orders and earnings growth, as hyperscalers have expanded their spending on AI infrastructure.
TOP DETRACTORS FROM PERFORMANCE
An out-of-benchmark position in hyperscaler Amazon detracted relative to the the MSCI ACWI Information Technology Index. The stock unperformed as investors worried whether the company’s AI offerings would be as securely advantaged as its legacy cloud business. We believe that any softness in bookings could be an issue of capacity rather than waning demand.
Oracle was another relative detractor. The technology company has emerged as a leading player in the AI market, signing multibillion-dollar contracts with leading AI partners. However, the stock declined because of concerns about Oracle’s ability to fund its ambitious infrastructure buildout. We have seen a positive balance of reward and risk for the company, and we remain invested.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment December 31, 2015, through December 31, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson VIT Global Technology and Innovation Portfolio (Service Shares)	24.84%	13.44%	21.18%
S&P 500® Index	17.88%	14.42%	14.82%
MSCI All Country World Information Technology IndexSM	26.37%	17.13%	21.59%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]	Visit janushenderson.com/VIT for the most recent performance information.
Net Assets	$ 1,401,000,000
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 8,100,000
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Net assets	$1,401M
Number of portfolio holdings	49
Total investment advisory fee paid	$8.1M
Portfolio turnover rate	50%

Holdings [Text Block]
What did the Portfolio invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	15.4
Taiwan Semiconductor Manufacturing Co Ltd	12.7
Microsoft Corp	11.1
Broadcom Inc	6.5
Apple Inc	5.0
Asset Allocation (% of net assets)
Common Stocks	98.6
Investment Companies	1.3
Investments Purchased with Cash Collateral from Securities Lending	0.7
Private Placements	0.1
Warrants	0.0
Other	(0.7)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	15.4
Taiwan Semiconductor Manufacturing Co Ltd	12.7
Microsoft Corp	11.1
Broadcom Inc	6.5
Apple Inc	5.0

Material Fund Change [Text Block]
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Portfolio since December 31, 2024.
Effective April 30, 2025, the Portfolio’s contractual limit on total annual operating expense changed from 0.95% to 0.88%. The cap excludes the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses.

Material Fund Change Expenses [Text Block]
Effective April 30, 2025, the Portfolio’s contractual limit on total annual operating expense changed from 0.95% to 0.88%. The cap excludes the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses.

C000028745 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson VIT Overseas Portfolio
Class Name	Service Shares
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson VIT Overseas Portfolio (the "Portfolio”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at janushenderson.com/VIT. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/VIT
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson VIT Overseas Portfolio (Service Shares)	$110	0.96%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]
What impacted Portfolio performance over the reporting period?
For the 12-month period ended December 31, 2025, the Janus Henderson VIT Overseas Portfolio Service Shares returned 28.58%. Its broad-based benchmark, the MSCI All Country World ex-USA IndexSM, returned 32.39%.
TOP CONTRIBUTORS TO PERFORMANCE
Stock selection in the financials and healthcare sectors contributed relative to the MSCI All Country World Index (ACWI) ex USA .
Relative contributors included several European banks, including Austria’s Erste Group Bank and Spain’s Banco Bilbao Vizcaya Argentaria (BBVA), that have delivered robust earnings performance and high asset quality. Investor sentiment toward these stocks also benefited from expectations for potential banking deregulation in Europe. UK-based military contractor BAE Systems was another relative contributor, supported by its strong earnings growth and large order backlog. The company received increased attention from investors as North Atlantic Treaty Organization (NATO) member countries agreed to increase defense spending targets
TOP DETRACTORS FROM PERFORMANCE
Stock selection in the materials and communication services sectors detracted relative to the MSCI All Country World Index (ACWI) ex USA.
Samsonite International was a relative detractor. The multinational luggage company faced earnings headwinds, due in part to macroeconomic weakness in China.
ICON, another detractor, is a multinational provider of outsourced drug and medical device development and clinical testing services. Shares declined because of greater uncertainty for healthcare research funding.
Shares of India’s HDFC Bank also underperformed because of worries that near-term economic headwinds could slow lending growth. We have continued to see long-term opportunity for HDFC given its market leadership and best-in-class asset quality.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment December 31, 2015, through December 31, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson VIT Overseas Portfolio (Service Shares)	28.58%	9.17%	8.97%
MSCI All Country World ex-USA IndexSM	32.39%	7.91%	8.41%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/VIT for the most recent performance information.
Net Assets	$ 774,000,000
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 4,500,000
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Net assets	$774M
Number of portfolio holdings	49
Total investment advisory fee paid	$4.5M
Portfolio turnover rate	42%

Holdings [Text Block]
What did the Portfolio invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	7.2
BAE Systems PLC	4.3
Banco Bilbao Vizcaya Argentaria SA	3.9
Erste Group Bank AG	3.8
ASML Holding NV	3.3
Asset Allocation (% of net assets)
Common Stocks	98.6
Investment Companies	1.7
Other	(0.3)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	7.2
BAE Systems PLC	4.3
Banco Bilbao Vizcaya Argentaria SA	3.9
Erste Group Bank AG	3.8
ASML Holding NV	3.3

Material Fund Change [Text Block]
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Portfolio since December 31, 2024.
The Portfolio’s net expense ratio materially changed from the prior fiscal year due to a decrease in the Portfolio’s advisory fee rate, which adjusts up or down based on the Portfolio’s performance relative to the MSCI All Country World ex-USA IndexSM.

Material Fund Change Expenses [Text Block]
The Portfolio’s net expense ratio materially changed from the prior fiscal year due to a decrease in the Portfolio’s advisory fee rate, which adjusts up or down based on the Portfolio’s performance relative to the MSCI All Country World ex-USA IndexSM.

C000028747 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson VIT Overseas Portfolio
Class Name	Institutional Shares
Trading Symbol	JAIGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson VIT Overseas Portfolio (the "Portfolio”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at janushenderson.com/VIT. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/VIT
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson VIT Overseas Portfolio (Institutional Shares/JAIGX)	$82	0.72%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]
What impacted Portfolio performance over the reporting period?
For the 12-month period ended December 31, 2025, the Janus Henderson VIT Overseas Portfolio Institutional Shares returned 28.87%. Its broad-based benchmark, the MSCI All Country World ex-USA IndexSM, returned 32.39%.
TOP CONTRIBUTORS TO PERFORMANCE
Stock selection in the financials and healthcare sectors contributed relative to the MSCI All Country World Index (ACWI) ex USA .
Relative contributors included several European banks, including Austria’s Erste Group Bank and Spain’s Banco Bilbao Vizcaya Argentaria (BBVA), that have delivered robust earnings performance and high asset quality. Investor sentiment toward these stocks also benefited from expectations for potential banking deregulation in Europe.
UK-based military contractor BAE Systems was another relative contributor, supported by its strong earnings growth and large order backlog. The company received increased attention from investors as North Atlantic Treaty Organization (NATO) member countries agreed to increase defense spending targets.
TOP DETRACTORS FROM PERFORMANCE
Stock selection in the materials and communication services sectors detracted relative to the MSCI All Country World Index (ACWI) ex USA.
Samsonite International was a relative detractor. The multinational luggage company faced earnings headwinds, due in part to macroeconomic weakness in China.
ICON, another detractor, is a multinational provider of outsourced drug and medical device development and clinical testing services. Shares declined because of greater uncertainty for healthcare research funding.
Shares of India’s HDFC Bank also underperformed because of worries that near-term economic headwinds could slow lending growth. We have continued to see long-term opportunity for HDFC given its market leadership and best-in-class asset quality.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment December 31, 2015, through December 31, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson VIT Overseas Portfolio (Institutional Shares/JAIGX)	28.87%	9.44%	9.24%
MSCI All Country World ex-USA IndexSM	32.39%	7.91%	8.41%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/VIT for the most recent performance information.
Net Assets	$ 774,000,000
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 4,500,000
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Net assets	$774M
Number of portfolio holdings	49
Total investment advisory fee paid	$4.5M
Portfolio turnover rate	42%

Holdings [Text Block]
What did the Portfolio invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	7.2
BAE Systems PLC	4.3
Banco Bilbao Vizcaya Argentaria SA	3.9
Erste Group Bank AG	3.8
ASML Holding NV	3.3
Asset Allocation (% of net assets)
Common Stocks	98.6
Investment Companies	1.7
Other	(0.3)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	7.2
BAE Systems PLC	4.3
Banco Bilbao Vizcaya Argentaria SA	3.9
Erste Group Bank AG	3.8
ASML Holding NV	3.3

Material Fund Change [Text Block]
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Portfolio since December 31, 2024.
The Portfolio’s net expense ratio materially changed from the prior fiscal year due to a decrease in the Portfolio’s advisory fee rate, which adjusts up or down based on the Portfolio’s performance relative to the MSCI All Country World ex-USA IndexSM.

Material Fund Change Expenses [Text Block]
The Portfolio’s net expense ratio materially changed from the prior fiscal year due to a decrease in the Portfolio’s advisory fee rate, which adjusts up or down based on the Portfolio’s performance relative to the MSCI All Country World ex-USA IndexSM.

C000233309 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson VIT Global Sustainable Equity Portfolio
Class Name	Institutional Shares
Trading Symbol	JHISX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson VIT Global Sustainable Equity Portfolio (the "Portfolio”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at janushenderson.com/VIT. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/VIT
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson VIT Global Sustainable Equity Portfolio (Institutional Shares/JHISX)	$84	0.77%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]
What impacted Portfolio performance over the reporting period?
For the 12-month period ended December 31, 2025, the Janus Henderson VIT Global Sustainable Equity Portfolio Institutional Shares returned 17.46%. Its broad-based benchmark, the MSCI World IndexSM, returned 21.09%.
TOP CONTRIBUTORS TO PERFORMANCE
Stock selection in the healthcare and information technology sectors contributed relative to the MSCI World IndexSM.
Individual contributors included Prysmian, a leading global provider of cable and energy transmission solutions. The company delivered improved financial performance, supported by strong secular trends in renewable energy, electrification, and grid modernization.
Relative performance also benefited from a position in Nextpower (formerly known as Nextracker), a provider of solar tracking technology and a full-service energy platform. The company has strengthened its competitive positioning and grown its backlog, leading to increased earnings visibility.
Taiwan Semiconductor Manufacturing Company, another contributor, is a leading supplier of graphic processing units. The company has continued to see strong orders and earnings growth as hyperscalers have expanded their spending on artificial intelligence (AI) infrastructure.
TOP DETRACTORS FROM PERFORMANCE
Stock selection in the financials and communication services sectors detracted relative to the MSCI World Index.
Relative detractors included Arthur J. Gallagher. Shares of the insurer underperformed as investors moved away from perceived defensive stocks. Weaker-than-expected results from Gallagher’s brokerage business also led to growth concerns.
Wolters Kluwer, another detractor, provides information technology solutions to the health, tax and accounting, and finance industries, among others. Shares declined on concerns over potential AI-driven competition to software providers. The company has been investing in its own AI products.
ICON, another detractor, is a multinational provider of outsourced drug and medical device development and clinical testing services. Shares declined amid concerns around biotechnology research spending.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment January 26, 2022, through December 31, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception
Janus Henderson VIT Global Sustainable Equity Portfolio (Institutional Shares/JHISX)	17.46%	8.46%
MSCI World IndexSM	21.09%	12.32%

Performance Inception Date	Jan. 26, 2022
No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]	Visit janushenderson.com/VIT for the most recent performance information.
Net Assets	$ 14,000,000
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 0.0
Investment Company Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Net assets	$14M
Number of portfolio holdings	54
Total investment advisory fee paid	$0.0M
Portfolio turnover rate	66%

Holdings [Text Block]
What did the Portfolio invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	7.1
Microsoft Corp	6.6
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	4.0
McKesson Corp	3.7
AIA Group Ltd	3.4
Asset Allocation (% of net assets)
Common Stocks	98.4
Investment Companies	2.5
Other	(0.9)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	7.1
Microsoft Corp	6.6
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	4.0
McKesson Corp	3.7
AIA Group Ltd	3.4

Material Fund Change [Text Block]
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Portfolio since December 31, 2024.
Effective April 30, 2025, the Portfolio’s contractual limit on total annual operating expense changed from 0.80% to 0.68%. The cap excludes shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses.
Effective January 28, 2026, the Portfolio’s emerging markets investment limit increased from 5% to 10% of its net assets.

Material Fund Change Expenses [Text Block]
Effective April 30, 2025, the Portfolio’s contractual limit on total annual operating expense changed from 0.80% to 0.68%. The cap excludes shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses.

C000233310 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson VIT Global Sustainable Equity Portfolio
Class Name	Service Shares
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson VIT Global Sustainable Equity Portfolio (the "Portfolio”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at janushenderson.com/VIT. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/VIT
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson VIT Global Sustainable Equity Portfolio (Service Shares)	$95	0.87%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]
What impacted Portfolio performance over the reporting period?
For the 12-month period ended December 31, 2025, the Janus Henderson VIT Global Sustainable Equity Portfolio Service Shares returned 17.26%. Its broad-based benchmark, the MSCI World IndexSM, returned 21.09%.
TOP CONTRIBUTORS TO PERFORMANCE
Stock selection in the healthcare and information technology sectors contributed relative to the MSCI World IndexSM.
Individual contributors included Prysmian, a leading global provider of cable and energy transmission solutions. The company delivered improved financial performance, supported by strong secular trends in renewable energy, electrification, and grid modernization.
Relative performance also benefited from a position in Nextpower (formerly known as Nextracker), a provider of solar tracking technology and a full-service energy platform. The company has strengthened its competitive positioning and grown its backlog, leading to increased earnings visibility.
Taiwan Semiconductor Manufacturing Company, another contributor, is a leading supplier of graphic processing units. The company has continued to see strong orders and earnings growth as hyperscalers have expanded their spending on artificial intelligence (AI) infrastructure.
TOP DETRACTORS FROM PERFORMANCE
Stock selection in the financials and communication services sectors detracted relative to the MSCI World Index.
Relative detractors included Arthur J. Gallagher. Shares of the insurer underperformed as investors moved away from perceived defensive stocks. Weaker-than-expected results from Gallagher’s brokerage business also led to growth concerns.
Wolters Kluwer, another detractor, provides information technology solutions to the health, tax and accounting, and finance industries, among others. Shares declined on concerns over potential AI-driven competition to software providers. The company has been investing in its own AI products.
ICON, another detractor, is a multinational provider of outsourced drug and medical device development and clinical testing services. Shares declined amid concerns around biotechnology research spending.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment January 26, 2022, through December 31, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception
Janus Henderson VIT Global Sustainable Equity Portfolio (Service Shares)	17.26%	8.39%
MSCI World IndexSM	21.09%	12.32%

Performance Inception Date	Jan. 26, 2022
No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]	Visit janushenderson.com/VIT for the most recent performance information.
Net Assets	$ 14,000,000
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 0.0
Investment Company Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Net assets	$14M
Number of portfolio holdings	54
Total investment advisory fee paid	$0.0M
Portfolio turnover rate	66%

Holdings [Text Block]
What did the Portfolio invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	7.1
Microsoft Corp	6.6
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	4.0
McKesson Corp	3.7
AIA Group Ltd	3.4
Asset Allocation (% of net assets)
Common Stocks	98.4
Investment Companies	2.5
Other	(0.9)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	7.1
Microsoft Corp	6.6
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	4.0
McKesson Corp	3.7
AIA Group Ltd	3.4

Material Fund Change [Text Block]
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Portfolio since December 31, 2024.
Effective April 30, 2025, the Portfolio’s contractual limit on total annual operating expense changed from 0.80% to 0.68%. The cap excludes the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses.
Effective January 28, 2026, the Portfolio’s emerging markets investment limit increased from 5% to 10% of its net assets.

Material Fund Change Expenses [Text Block]
Effective April 30, 2025, the Portfolio’s contractual limit on total annual operating expense changed from 0.80% to 0.68%. The cap excludes the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses.